Note Receivable - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	11 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Dec. 31, 2020
Loans And Leases Receivable Disclosure [Line Items]
Advances under notes receivable	$ 17,500	$ 2,500	$ 2,500
Promissory Note Agreement
Loans And Leases Receivable Disclosure [Line Items]
Advances under notes receivable	$ 17,500		$ 2,500